Significant Accounting Policies (Predecessor) (Policies)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements – Not Yet Adopted

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s unaudited interim financial statements for the six-month period ended June 30, 2023.

United Maritime Predecessor [Member]
Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements Adopted

On January 1, 2022, the Company adopted ASU No. 2021-05 Leases (Topic 842): Lessors-Certain Leases with Variable Lease Payments. The ASU amends the lessor lease classification guidance in ASC 842 for leases that include any amount of variable lease payments that are not based on an index or rate. If such a lease meets the criteria in ASC 842-10-25-2 through 25-3 for classification as either a sales-type or direct financing lease, and application of the sales-type or direct financing lease recognition guidance would result in recognition of a selling loss, then the amendments require the lessor to classify the lease as an operating lease. The adoption of ASU No. 2021-05 did not have a material effect in the Company’s carve-out financial statements and disclosures.